                          VAN KAMPEN AMERICAN CAPITAL
                    INTERMEDIATE TERM MUNICIPAL INCOME FUND
 SUPPLEMENT DATED JANUARY 21, 1997, TO THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED APRIL 29, 1996.

    The second sentence in the first paragraph of the Statement of Additional Information is hereby amended and restated with the following:

        The Fund seeks to achieve its investment objective by investing at least 65% of its total assets in a diversified portfolio of municipal securities rated investment grade at the time of investment.

    The section of the Statement of Additional Information describing the Trustees and Officers is hereby updated by deleting Messrs. Hilsman, Miller, Powell and Woodside who are no longer Trustees of the Fund and inserting the following:

        Messrs. Hilsman, Miller and Woodside retired from the Board of Trustees effective December 31, 1996. Mr. Powell resigned from the Board of Trustees on August 15, 1996.

                          VAN KAMPEN AMERICAN CAPITAL
                              U.S. GOVERNMENT FUND
 SUPPLEMENT DATED JANUARY 21, 1997, TO THE STATEMENT OF ADDITIONAL INFORMATION
      DATED APRIL 29, 1996, AS PREVIOUSLY SUPPLEMENTED ON JANUARY 2, 1997.

                          VAN KAMPEN AMERICAN CAPITAL
                          INSURED TAX FREE INCOME FUND
 SUPPLEMENT DATED JANUARY 21, 1997, TO THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED APRIL 29, 1996.

                          VAN KAMPEN AMERICAN CAPITAL
                        CALIFORNIA INSURED TAX FREE FUND
 SUPPLEMENT DATED JANUARY 21, 1997, TO THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED APRIL 29, 1996.

                          VAN KAMPEN AMERICAN CAPITAL
                           TAX FREE HIGH INCOME FUND
 SUPPLEMENT DATED JANUARY 21, 1997, TO THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED APRIL 29, 1996.

                          VAN KAMPEN AMERICAN CAPITAL
                             MUNICIPAL INCOME FUND
 SUPPLEMENT DATED JANUARY 21, 1997, TO THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED APRIL 29, 1996.

                          VAN KAMPEN AMERICAN CAPITAL
                      FLORIDA INSURED TAX FREE INCOME FUND
 SUPPLEMENT DATED JANUARY 21, 1997, TO THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED APRIL 29, 1996.

                          VAN KAMPEN AMERICAN CAPITAL
                        NEW JERSEY TAX FREE INCOME FUND
 SUPPLEMENT DATED JANUARY 21, 1997, TO THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED APRIL 29, 1996.

                          VAN KAMPEN AMERICAN CAPITAL
                         NEW YORK TAX FREE INCOME FUND
 SUPPLEMENT DATED JANUARY 21, 1997, TO THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED APRIL 29, 1996.

                          VAN KAMPEN AMERICAN CAPITAL
                                 COMSTOCK FUND
 SUPPLEMENT DATED JANUARY 21, 1997, TO THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED APRIL 29, 1996.

                          VAN KAMPEN AMERICAN CAPITAL
                                ENTERPRISE FUND
 SUPPLEMENT DATED JANUARY 21, 1997, TO THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED APRIL 29, 1996.

                          VAN KAMPEN AMERICAN CAPITAL
                               EQUITY INCOME FUND
 SUPPLEMENT DATED JANUARY 21, 1997, TO THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED APRIL 29, 1996.

                          VAN KAMPEN AMERICAN CAPITAL
                           GLOBAL MANAGED ASSETS FUND
 SUPPLEMENT DATED JANUARY 21, 1997, TO THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED APRIL 29, 1996.

                          VAN KAMPEN AMERICAN CAPITAL
                           GOVERNMENT SECURITIES FUND
 SUPPLEMENT DATED JANUARY 21, 1997, TO THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED APRIL 29, 1996.

                          VAN KAMPEN AMERICAN CAPITAL
                             GROWTH AND INCOME FUND
 SUPPLEMENT DATED JANUARY 21, 1997, TO THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED MARCH 29, 1996.

                          VAN KAMPEN AMERICAN CAPITAL
                                  HARBOR FUND
 SUPPLEMENT DATED JANUARY 21, 1997, TO THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED APRIL 29, 1996.

                          VAN KAMPEN AMERICAN CAPITAL
                        LIMITED MATURITY GOVERNMENT FUND
 SUPPLEMENT DATED JANUARY 21, 1997, TO THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED APRIL 29, 1996.

                          VAN KAMPEN AMERICAN CAPITAL
                          REAL ESTATE SECURITIES FUND
 SUPPLEMENT DATED JANUARY 21, 1997, TO THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED APRIL 29, 1996.

                          VAN KAMPEN AMERICAN CAPITAL
                             LIFE INVESTMENT TRUST
 SUPPLEMENT DATED JANUARY 21, 1997, TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED MARCH 6, 1996.

                          VAN KAMPEN AMERICAN CAPITAL
                           HIGH YIELD MUNICIPAL FUND
 SUPPLEMENT DATED JANUARY 21, 1997, TO THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED MARCH 29, 1996.

                          VAN KAMPEN AMERICAN CAPITAL
                        U.S. GOVERNMENT TRUST FOR INCOME
 SUPPLEMENT DATED JANUARY 21, 1997, TO THE STATEMENT OF ADDITIONAL INFORMATION
                            DATED JANUARY 30, 1996.

    The section of the Statement of Additional Information describing the Trustees and Officers is hereby updated by deleting Messrs. Hilsman, Miller, Powell and Woodside who are no longer Trustees of the Fund and inserting the following:

        Messrs. Hilsman, Miller and Woodside retired from the Board of Trustees effective December 31, 1996. Mr. Powell resigned from the Board of Trustees on August 15, 1996.